ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, revision of estimate	$ 68,159	$ (7,934)
Asset retirement obligation, liabilities incurred		66,354
Asset retirement obligation liabilities settled loss		66,067
Reclamation deposits	75,000	145,000
Reclamation deposit redemption	$ 70,000